ALLIANCE MUNICIPAL TRUST -VIRGINIA PORTFOLIO

ALLIANCE CAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD            VALUE
            MUNICIPAL BONDS-86.9%
            VIRGINIA-84.9%
            AMELIA COUNTY IDA
            (Chambers Waste Systems, Inc)
            AMT VRDN (a)
$  4,990    7/01/07                                4.35%      $4,990,000
            AMHERST IDA SOLID WASTE
            (Nekoosa Packaging)
            AMT VRDN (a)
   2,750    7/01/11                                4.60        2,750,000
            ARLINGTON COUNTY
            (Ballston Public Parking
            Facility Project)
            Series '84 VRDN (a)
   3,700    8/01/17                                3.65        3,700,000
            BEDFORD IDA SOLID WASTE
            (Nekoosa Packaging)
            Series '96 AMT VRDN (a)
   1,000    12/01/25                               4.15        1,000,000
            BEDFORD IDA SOLID WASTE
            (Nekoosa Packaging)
            Series '97 AMT VRDN (a)
   1,000    12/01/25                               4.15        1,000,000
            BOTETOURT COUNTY IDA
            (Emkay Holdings L.L.C. Project)
            Series '95 AMT VRDN (a)
   2,000    10/01/05                               4.20        2,000,000
            BOTETOURT COUNTY IDA
            (Virginia Forge Co. Project)
            Series '96 AMT VRDN (a)
   1,000    7/01/11                                4.30        1,000,000
            BRISTOL IDA
            (Bristol Health Care Center)
            Series '86 VRDN (a)
   1,205    6/01/10                                4.50        1,205,000
            CAMPBELL COUNTY IDA
            (Hadson Power 12-Altavista Project)
            Series '90A AMT VRDN (a)
   4,000    4/01/15                                5.30        4,000,000
            CAMPBELL COUNTY PCR
            (Georgia Pacific Power)
            AMT VRDN (a)
   3,000    12/01/19                               4.60        3,000,000
            CHARLES CITY IDA
            (Chambers Dev. of VA, Inc.)
            Series '89 AMT VRDN (a)
   1,100    10/01/04                               4.35        1,100,000
            CHARLES CITY IDA
            (Chambers Dev. of VA, Inc.)
            Series '96 AMT VRDN (a)
   1,500    4/01/16                                4.35        1,500,000
            CHESAPEAKE IDA
            (LTD Associates) VRDN (a)
   1,770    3/01/11                                4.20        1,770,000
            CHESTERFIELD COUNTY IDA
            (Philip Morris Co.) VRDN (a)
   4,900    4/01/09                                4.45        4,900,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Fairfax Hospital Systems)
            Series '88D VRDN (a)
     400    10/01/25                               3.70          400,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (INOVA Health Systems)
            Series '85A VRDN (a)
   1,000    10/01/16                               3.95        1,000,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (INOVA Health Systems)
            Series '88C VRDN (a)
   1,050    10/01/25                               3.70        1,050,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (INOVA Hospital)
            Series '89A VRDN (a)
     500    1/15/22                                3.70          500,000
            FLUVANNA COUNTY IDA
            (Edgecomb Metals Co.) VRDN (a)
   2,100    12/01/09                               4.15        2,100,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
-------------------------------------------------------------------------
            FREDERICKSBURG IDA
            (MWH Medicorp) Series '91A FGIC
$    500    8/15/98                                3.90%     $   506,010
            HAMPTON ROADS JAIL AUTHORITY
            Regional Jail Fac.
            Series '96B VRDN (a)
   2,300    7/01/16                                3.70        2,300,000
            HENRICO COUNTY IDA
            (White Oak Semiconductor-A)
            AMT VRDN (a)
   6,000    10/01/27                               3.80        6,000,000
            HOPEWELL IDA
            (Hadson Power 13-Hopewell Project)
            Series '90A AMT VRDN (a)
     600    4/01/15                                5.30          600,000
            KING GEORGE COUNTY IDA
            (Birchwood Power Partners)
            AMT VRDN (a)
   2,700    11/01/25                               5.10        2,700,000
            KING GEORGE COUNTY IDA
            (Birchwood Power Partners)
            AMT VRDN (a)
   2,000    4/01/26                                5.10        2,000,000
            KING GEORGE COUNTY IDA
            (Garnet of VA, Inc.)
            Series '96 AMT VRDN (a)
   1,800    9/01/21                                4.15        1,800,000
            LOUDOWN COUNTY IDA
            (Kinder-Care Learning Centers)
            Series A VRDN (a)
     394    6/01/02                                3.90          394,000
            LOUISA COUNTY IDA
            Pooled Financing
            Series '95 VRDN (a)
     500    1/01/20                                4.20          500,000
            METRO DC AIRPORTS AUTHORITY
            (Virginia General Airport Revenue)
            Series A AMT FGIC
   1,125    10/01/98                               3.90        1,148,722
            NEWPORT NEWS GO
            Pre-Refunded
     500    10/15/98                               3.75          524,733
            NEWPORT NEWS GO
            Pre-Refunded
     525    10/15/98                               3.85          544,332
            NORFOLK GO
            Pre-Refunded
     450    10/01/98                               3.80          471,962
            PENINSULA PORTS AUTHORITY IDR
            (Ziegler Coal Project)
            Series '97 AMT VRDN (a)
   1,500    5/01/22                                5.10        1,500,000
            RICHMOND GO
            (Public Utility Revenue)
            Series A VRDN (a)
   3,500    6/30/01                                4.25        3,500,000
            RICHMOND HFA MFHR
            (Old Manchester Project)
            Series '95A VRDN (a)
   2,000    12/01/25                               4.00        2,000,000
            RICHMOND REDEVELOPMENT MFHR
            (Tobacco Row) Series '89B-2
            AMT VRDN (a)
   1,000    10/01/24                               4.05        1,000,000
            RICHMOND REDEVELOPMENT MFHR
            (Tobacco Row) Series '89B-8
            AMT VRDN (a)
   3,555    10/01/24                               4.05        3,555,000


2



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            SMYTHE COUNTY IDA
            (Summit Products Project)
            AMT VRDN (a)
$    800    3/01/06                                4.30%     $   800,000
            SOUTHAMPTON IDA
            (Hadson Power II-Southampton
            Project)
            Series '90A AMT VRDN (a)
   1,500    4/01/15                                5.30        1,500,000
            SPOTSYLVANIA COUNTY GO
            (School Bonds) Series '97 FGIC
     620    1/15/98                                3.75          620,152
            UNIVERSITY OF VIRGINIA HOSPITAL
            REVENUE
            Series D Pre-Refunded
   1,000    6/01/98                                3.96        1,032,489
            VIRGINIA BEACH
            DEVELOPMENT AUTHORITY
            (Kinder-Care Learning Centers)
            Series D VRDN (a)
     866    10/01/00                               3.90          866,000
            VIRGINIA BEACH MFHR
            (Dam Neck Square Apts.)
            Series '97 VRDN (a)
   1,000    2/01/17                                4.20        1,000,000
            VIRGINIA EDUCATION LOAN AUTHORITY
            Series B Pre-Refunded
     870    3/01/98                                3.75          895,033
            VIRGINIA GO
     300    6/01/98                                3.80          302,662
            VIRGINIA HDA
            (AHC Service Corp. - Lee Gardens)
            Series '87A VRDN (a)
   5,300    9/01/17                                4.00        5,300,000
            VIRGINIA PUBLIC SCHOOL AUTHORITY
            Series '92A
   2,500    1/01/98                                3.65        2,500,000
            VIRGINIA TRANSPORTATION REVENUE
            (Rte. 28 Project) Pre-Refunded
   2,415    3/01/98                                7.70        2,477,259
                                                             ------------
                                                              87,303,354

            PUERTO RICO-2.0%
            PUERTO RICO HIGHWAY AUTHORITY
            Series P Pre-Refunded
   2,000    7/01/98                                3.81        2,097,598

            Total Municipal Bonds
            (amortized cost $89,400,952)                      89,400,952

            COMMERCIAL PAPER-11.1%
            VIRGINIA-6.2%
            HAMPTON HOSPITAL REVENUE
            (Sentara Health System)
            Series '97B
   1,000    2/26/98                                3.75        1,000,000
            HAMPTON HOSPITAL REVENUE
            (Sentara Health System)
            Series '97B
   1,100    2/26/98                                3.80        1,100,000
            HAMPTON HOSPITAL REVENUE
            (Sentara Health System)
            Series '97B
   2,500    4/09/98                                3.80        2,500,000
            PENINSULA PORT AUTHORITY
            (Dominion Terminal Project)
            Series '87A
   1,800    1/14/98                                3.80        1,800,000
                                                             ------------
                                                               6,400,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            PUERTO RICO-4.9%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
$  3,500    2/24/98                                3.70%    $  3,500,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
            Series '96
   1,500    2/12/98                                3.75        1,500,000
                                                            -------------
                                                               5,000,000

            Total Commercial Paper
            (amortized cost $11,400,000)                      11,400,000

            TOTAL INVESTMENTS-98.0%
            (amortized cost $100,800,952)                   $100,800,952
            Other assets less liabilities-2.0%                 2,086,390

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            102,895,367 shares outstanding)                 $102,887,342



#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative Minimum Tax
     FGIC  Financial Guaranty Insurance Company
     GO    General Obligation
     HDA   Housing Development Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $1,892,576

EXPENSES
  Advisory fee (Note B)                                $ 244,808
  Distribution assistance and administrative
    service (Note C)                                     198,980
  Custodian fees                                          33,319
  Transfer agency (Note B)                                19,479
  Audit and legal fees                                     8,916
  Printing                                                 7,259
  Registration fees                                        2,183
  Trustees' fees                                           1,380
  Amortization of organization expense                       858
  Miscellaneous                                            3,437
  Total expenses                                         520,619
  Less: expense reimbursement and fee waiver            (101,589)
  Net expenses                                                         419,030

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,473,546


See notes to financial statements.


5



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                  DEC. 31, 1997     YEAR ENDED
                                                    (UNAUDITED)   JUNE 30, 1997
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  1,473,546   $  2,395,719
  Net change in unrealized appreciation
    of investments                                           -0-          (745)
  Net increase in net assets from operations          1,473,546      2,394,974

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,473,546)    (2,395,719)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                   24,112,248    (10,781,003)
  Total increase (decrease)                          24,112,248    (10,781,748)

NET ASSETS
  Beginning of period                                78,775,094     89,556,842
  End of period                                    $102,887,342   $ 78,775,094


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the portfolio from July 1, 1997 to October 15, 1997 for expenses exceeding .80% of 1% of its average daily net assets, from October 16, 1997 to October 26, 1997 for expenses exceeding .85 of 1% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding .90 of 1% of its average daily net assets and from November 20, 1997 to December 31, 1997 for expenses exceeding .95 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $58,867.


7


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $122,404, of which $42,722 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $76,576, of which $45,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in the year 2004 and $128 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $102,895,367. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                               DEC. 31, 1997         JUNE 30,
                                                 (UNAUDITED)           1997
                                              ----------------   --------------
Shares sold                                      105,046,619       159,430,948
Shares issued on reinvestments of dividends        1,473,546         2,395,719
Shares redeemed                                  (82,407,917)     (172,607,670)
Net increase (decrease)                           24,112,248       (10,781,003)


8



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS END   EDYEAR ENDED JUNE 30,  OCT. 25,1994(A)
                                            DEC. 31,1997  -----------------------      THROUGH
                                             (UNAUDITED)      1997         1996     JUNE 30, 1995
                                           -------------  ----------  -----------  ---------------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .015          .028         .029         .023

LESS: DIVIDENDS
Dividends from net investment income           (.015)        (.028)       (.029)       (.023)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (c)                               3.02%(d)      2.83%        2.97%        3.48%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $102,887       $78,775      $89,557      $66,921
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .86%(d)       .80%         .78%         .44%(d)
  Expenses, before waivers and
    reimbursements                              1.06%(d)      1.15%        1.15%        1.30%(d)
  Net investment income (b)                     3.01%(d)      2.78%        2.91%        3.48%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


9



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AVASR